Discontinued Operation of LGC (Tables)	12 Months Ended
Jul. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of consolidated statements of operations and comprehensive loss
As of January 29, 2021
Share consideration of 5,555,548 ordinary shares (1,111,110 ordinary shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021), at $1.08 per share ($5.40 per share retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021) on January 29, 2021	$5,999,992
Cash consideration	2,300,000
Consideration in exchange for the disposal	8,299,992
Noncontrolling interest of LGC	16,516,711
Less: Net liabilities (comprised of assets of $7,804,412 and liabilities of $11,001,011)	3,196,599
28,013,302
Impairment of goodwill relating to discontinued operations	(25,902,394)
Impairment of intangible assets relating to discontinue operations	(6,986,615)
Amortization of intangible assets arising from acquisition of LGC	(608,031)
Net loss from disposal of discontinued operations	$(5,483,738)

Schedule of reconciliation of the carrying amounts
	January 29, 2021	July 31, 2020

Carrying amounts of major classes of assets held for sale:
Cash	$6,297	$18,601
Accounts receivable	1,241,178	939,392
Other current assets	992,333	596,591
Goodwill		25,902,394
Intangible assets		7,594,646
Property and equipment, net	2,125,388	2,017,151
Right of use assets	3,422,985	3,147,825
Other noncurrent assets	16,231	328,308
Total assets of disposal group	$7,804,412	$40,544,908
Carrying amounts of major classes of liabilities held for sale:
Short-term borrowings	$154,842	$143,248
Taxes payable	3,618,661	3,344,048
Other current liabilities	3,502,209	1,932,614
Lease liabilities	3,725,299	3,496,070
Total liabilities of disposal group	$11,001,011	$8,915,980

Schedule of major classes of operations
	For the years ended July 31,
	2021	2020	2019
Discontinued Operations
Revenues	$2,117,551	$40,872	$-
Cost of revenues	(1,557,277)	(227,410)	-
Total operating expenses	(1,714,341)	(5,000,409)	-
Loss from operations	(1,154,067)	(5,186,947)	-
Impairment of goodwill and property and equipment	-	(5,673,234)
Total other income (expense), net	12,220	(75,891)	-
Income tax expenses	(313)	(76,264)	-
Net loss from discontinued operations, net of tax	(1,142,160)	(11,012,336)	-
Net loss from disposal of discontinued operations	(5,483,738)	-	-
Net Loss from Discontinued Operations	$(6,625,898)	$(11,012,336)	$-